SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Schedule of Earnings (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Net income (losses) available to holders of ordinary shares	$ 23,504	$ (5,928)	$ (3,033)
Weighted average number of shares	56,668,999	56,591,994	56,401,074
Add - stock options	3,538	0	0
Denominator for diluted earnings (losses) per share - adjusted weighted average shares assuming exercise of stock options	56,672,537	56,591,994	56,401,074